Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Adjusted Balance [Member]	Share Capital [Member]	Share Capital [Member] Adjusted Balance [Member]	Contributed Surplus [Member]	Contributed Surplus [Member] Adjusted Balance [Member]	Retained Earnings [Member]	Retained Earnings [Member] Adjusted Balance [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Adjusted Balance [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Aug. 31, 2016	$ 181,401		$ 85,516		$ 18,150		$ 126,309		$ (48,574)
Issuance of share capital (note 14)	3,490		3,490		0		0		0
Reclassification of stock-based compensation costs (note 14)	0		1,405		(1,405)		0		0
Stock-based compensation costs	1,439		0		1,439		0		0
Net earnings (loss) for the year	851		0		0		851		0
Other comprehensive income (loss)
Foreign currency translation adjustment	8,262		0		0		0		8,262
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	1,347		0		0		0		1,347
Comprehensive income (loss) for the year	10,460
Balance, end of period at Aug. 31, 2017	196,790		90,411		18,184		127,160		(38,965)		$ 0
Reclassification of stock-based compensation costs (note 14)	0		1,526		(1,526)		0		0		0
Redemption of share capital (note 14)											0
Stock-based compensation costs	1,770		0		1,770		0		0		0
Business combination (note 3)	(3,662)		0		0		0		0		(3,662)
Acquisition of non-controlling interest on acquisition of subsidiary (note 3)	3,662		0		0		(352)		0		4,014
Net earnings (loss) for the year	(12,254)		0		0		(11,902)		0		(352)
Other comprehensive income (loss)
Foreign currency translation adjustment	(6,491)		0		0		0		(6,491)		0
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	(1,894)		0		0		0		(1,894)		0
Comprehensive income (loss) for the year	(20,639)
Balance, end of period (Adoption of IFRS 9 [Member]) at Aug. 31, 2018	(253)		0		0		(253)		0
Balance, end of period at Aug. 31, 2018	177,921	$ 177,668	91,937	$ 91,937	18,428	$ 18,428	114,906	$ 114,653	(47,350)	$ (47,350)	$ 0
Reclassification of stock-based compensation costs (note 14)	0		1,106		(1,106)		0		0
Redemption of share capital (note 14)	(312)		(337)		25		0		0
Stock-based compensation costs	1,849		0		1,849		0		0
Net earnings (loss) for the year	(2,480)		0		0		(2,480)		0
Other comprehensive income (loss)
Foreign currency translation adjustment	(4,177)		0		0		0		(4,177)
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	16		0		0		0		16
Comprehensive income (loss) for the year	(6,641)
Balance, end of period at Aug. 31, 2019	$ 172,564		$ 92,706		$ 19,196		$ 112,173		$ (51,511)